PREFUNDED AND PRIVATE PLACEMENT WARRANTS	12 Months Ended
Dec. 31, 2022
Prefunded And Private Placement Warrants
PREFUNDED AND PRIVATE PLACEMENT WARRANTS

NOTE 5 – PREFUNDED AND PRIVATE PLACEMENT WARRANTS

Simultaneously with the closing of the stock placement, the investor pre-purchased 601,740 Private Warrants at a purchase price of $1.14999 per warrant. The Pre-Funded Warrants are immediately exercisable, have an exercise price of $0.00001 per share, and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full. Each Private Warrant has an exercise price of $1.50 per share, will be exercisable following Stockholder Approval, which was obtained in December 2022, and will expire on the fifth anniversary of the date on which the Private Warrants become exercisable. The Private Warrants contain standard adjustments to the exercise price including for stock splits, stock dividend, rights offerings and pro rata distributions, and include full ratchet anti-dilutive rights in the event the Company issues shares of Common Stock or Common Stock equivalents within fifteen months of the initial exercise date, with a value less than the then exercise price of such Private Warrants, subject to certain customary exceptions, and further subject to a minimum exercise price of $0.232 per share. The Private Warrants also include certain rights upon ‘fundamental transactions’ as described in the Private Warrants, including allowing the holders thereof to require that the Company re-purchase such Private Warrants at the Black Scholes Value of such securities.